Expenses by nature (Footnotes) (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Card issuer costs	R$ 4,805,474	R$ 4,505,290	R$ 3,043,591
Card scheme fees	969,193	882,091	653,224
Key management personnel compensation, other long-term employee benefits	109,901	79,447	370,629
Early payment of receivables	953,509	1,233,045	426,992
Amount of interests on deposits	2,060,109	1,573,293	1,278,806
Amount of losses on digital accounts	393,869	430,895	386,143
Amount of provision for delinquency rate of credit portfolio	109,307	553,592	278,125
Provision of POS devices	246,770	199,868
Capitalization of LTIP and LTIP goals	89,223	R$ 56,698	R$ 0
Unauthorized transations	32,872
Recognition of capital gains of customer portfolio	152
recognition of capital gains of non-compete agreement	128
recognition of capital gains of softwares	R$ 2,468